Application of critical estimates and judgments (Details)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Buildings and improvements
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation and depletion rates	3.42%	3.36%
Machinery, equipment and installations
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation and depletion rates	8.04%	8.34%
Mines and wells
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation and depletion rates	8.84%	8.84%
Furniture and fixtures
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation and depletion rates	10.03%	10.13%
IT equipment
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation and depletion rates	20.13%	20.09%
Lab equipment
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation and depletion rates	9.53%	9.56%
Security equipment
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation and depletion rates	9.72%	9.77%
Vehicles
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation and depletion rates	17.83%	17.51%
Other
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation and depletion rates	18.82%	18.17%